Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Aztlan Global Stock Selection DM SMID ETF
Shareholder Report [Line Items]
Fund Name	Aztlan Global Stock Selection DM SMID ETF
Class Name	Aztlan Global Stock Selection DM SMID ETF
Trading Symbol	AZTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com/aztd/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com/aztd/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$40	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 27,622,000
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	277.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$27,622
Number of Holdings	51
Portfolio Turnover	277%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Sanwa Holdings Corp.	2.1
Skyward Specialty Insurance Group, Inc.	2.1
Northern Star Resources Ltd.	2.1
Pro Medicus Ltd.	2.1
Centrica PLC	2.0
Palomar Holdings, Inc.	2.0
Enova International, Inc.	2.0
Wallenius Wilhelmsen ASA	2.0
JB Hi-Fi Ltd.	2.0
Clear Secure, Inc. - Class A	2.0

Aztlan North America Nearshoring Stock Selection ETF
Shareholder Report [Line Items]
Fund Name	Aztlan North America Nearshoring Stock Selection ETF
Class Name	Aztlan North America Nearshoring Stock Selection ETF
Trading Symbol	NRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aztlanetfs.com/nrsh/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	www.aztlanetfs.com/nrsh/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$37	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 10,162,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$10,162
Number of Holdings	30
Portfolio Turnover	82%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Corp. Inmobiliaria Vesta SAB de CV	5.6
Prologis Property Mexico SA de CV	5.6
Terreno Realty Corp.	5.5
EastGroup Properties, Inc.	5.4
Kirby Corp.	5.4
FIBRA Macquarie Mexico	5.1
Iron Mountain, Inc.	5.1
RXO, Inc.	5.0
LXP Industrial Trust	4.9
GXO Logistics, Inc.	4.6